Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	For the years ended December 31, 2022 and 2021, the Company did not record a provision for income taxes.
	2022	2021
Deferred provision - federal	$9,767	$3,372
Deferred provision - state	4,054	1,613
	13,821	4,985
Net change to valuation allowance	(13,821)	(4,985)
Total provision for income taxes	$-	$-

Schedule of Reconciliation of Income Taxes at the Statutory Federal Income Tax Rate	A reconciliation of income taxes at the statutory federal income tax rate to the effective income tax rate for the years ended December 31, 2022 and 2021 is as follows:
	2022	2021
Statutory U.S. tax rate	21.0%	21.0%
State taxes, net of federal benefit	9.0	7.0
Fair value adjustments on convertible debentures	(7.1)	(14.9)
Forward purchase agreement	(8.5)	-
Other	(0.1)	(0.1)
Valuation allowance	(14.5)	(13.0)
Effective tax rate	-%	-%

Schedule of Net Deferred Tax Asset	The components of the net deferred tax asset were as follows:
	2022	2021
Deferred tax assets:
Accrued compensation	$3,817	$38
Net operating loss carryforwards	17,193	7,885
Capitalized software	1,270	-
Property and equipment	7	130
Issuance fees on convertible debentures	-	25
Gross deferred tax assets	22,287	8,078
Valuation allowance	(21,837)	(8,027)
Total deferred tax assets	450	51
Deferred tax liabilities:
Prepaid expenses	(450)	(51)
Deferred tax liabilities	(450)	(51)
Net deferred tax asset	$-	$-